Artisan Floating Rate Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Artisan Floating Rate Fund | Investor
Prospectus [Line Items]
Annual Return [Percent]	6.30%	7.48%	13.57%	(2.02%)